Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Line Items]
Inventories	¥ 181,921	¥ 177,577
Write down in inventories	(1,461)	(4,307)	¥ (1,118)
Cost [member]
Disclosure of inventories [Line Items]
Crude oil and other raw materials	56,166	58,188
Work in progress	15,159	14,241
Finished goods	112,003	110,103
Spare parts and consumables	88	53
Inventories	183,416	182,585
Write down in inventories	¥ (1,495)	¥ (5,008)